UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  30 SEPTEMBER 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ]  is a restatement.
                                     [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      SRM FUND MANAGEMENT CAYMAN LIMITED
Address:   PO BOX 309 GT
           UGLAND HOUSE SOUTH CHURCH STREET
           GEORGE TOWN - GRAND CAYMAN - CAYMAN ISLANDS

Form 13F File Number:   28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PHILIP PRICE
Title:   CHIEF OPERATING OFFICER
Phone:   +377 97 97 79 33

Signature, Place, and Date of Signing:

 /s/ Philip Price                 Monaco            10/26/2007
--------------------------    --------------        -----------
      [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    1,791,837
                                           (thousands)


List of Other Included Managers:

(Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                     Form 13F Information Table

    Column 1                   Column 2   Column 3    Column 4   Column 5    Column 6              Column 7       Column 8
    --------                   --------   --------    --------   --------    --------              --------       --------

                                Title of              Value     Shrs or      Sh/  Put/ Investment   Other     Voting Authority
  Name of Issuer                Class     Cusip      (x$1000)   Prn Amt      Prn  Call Discretion  Managers  Sole        Shared None
  --------------                --------  -----      --------   -------      ---  ---- ----------  --------  ----        ------ ----
BARCLAYS PLC                      ADR    06738E204     9,821        202,000  SH        SOLE                     202,000
BOSTON SCIENTIFIC CORP            COM    101137107   470,372     33,718,400  SH        SOLE                  33,718,400
CHARTER COMMUNICATIONS INC D      CL A   16117M107    22,962      8,900,000  SH        SOLE                   8,900,000
CHENIERE ENERGY INC               COM    16411R208   205,510      5,246,605  SH        SOLE                   5,246,605
COVIDIEN LTD                      COM    G2552X108    67,616      1,629,300  SH        SOLE                   1,629,300
ENSCO INTL INC                    COM    26874Q100   125,367      2,234,700  SH        SOLE                   2,234,700
HALLIBURTON CO                    COM    406216101    11,954        311,300  SH        SOLE                     311,300
HUNTSMAN CORP                     COM    447011107    44,071      1,663,700  SH        SOLE                   1,663,700
NABORS INDUSTRIES LTD             SHS    G6359F103   151,561      4,925,600  SH        SOLE                   4,925,600
SLM CORP                          COM    78442P106    49,670      1,000,000  SH        SOLE                   1,000,000
TYCO ELECTRONICS LTD              COM    G9144P105    57,726      1,629,300  SH        SOLE                   1,629,300
TYCO INTL LTD BERMUDA             SHS    G9143X208    89,979      2,029,300  SH        SOLE                   2,029,300
VIRGIN MEDIA INC                  COM    92769L101   485,228     19,992,900  SH        SOLE                  19,992,900